SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (1,996,272)	$ (14,464,039)
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	19,347,915	(8,798,878)
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	(21,344,187)	(224,699)
Inland Revenue Department [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes		$ (5,440,462)